Organization and Business Operation (Details) - USD ($)					9 Months Ended	12 Months Ended
	Mar. 13, 2024	Jan. 24, 2024	Jan. 18, 2023	Oct. 22, 2021	Sep. 30, 2024	Dec. 31, 2023	Oct. 20, 2023	Dec. 31, 2022
Organization and Business Operation [Line Items]
Conversion stock, description					Upon the Domestication, each then-outstanding ESGEN Class A Ordinary Share was cancelled and converted into one share of Class A common stock of the Company, par value $0.0001 per share (“Zeo Class A Common Stock”), and each then-outstanding ESGEN Public Warrant was assumed and converted automatically into a warrant of the registrant, exercisable for one share of Zeo Class A Common Stock. Additionally, each outstanding unit of ESGEN was cancelled and converted into one share of Zeo Class A Common Stock and one-half of one warrant of the Company.
Percentage of transferring the companies interest rate					24.167%
Voting agreement term					5 years
Exercise price of warrants					$ 0.01
Condition for future business combination threshold percentage ownership						50
Percentage of public shares						100.00%
Net tangible assets						$ 5,000,001
Condition for future business combination threshold net tangible assets						$ 100,000
Cash held outside of the trust account			$ 140,000				$ 35,000
Public share	$ 6.97
Aggregate redemption amount			$ 255,875,758
Redemption price per share						$ 11.21
Aggregate redemption amount						$ 16,679,055
Basic net (loss) income per share						$ 0.0525
Aggregate contribution amount						$ 73,949
Accounts Payable [Member]
Organization and Business Operation [Line Items]
Accrued offering costs						$ 5,669,349
Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Percentage of business combinations aggregate fair market value						80.00%
Public Warrants [Member]
Organization and Business Operation [Line Items]
Exercise price of warrants					$ 11.5
Individual [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					50.00%
Family Members [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					50.00%
Group of Stockholders [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					50.00%
Southern Crown Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					23.00%
Owned shares					230,000
LAMADD LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					23.00%
Owned shares					230,000
JKae Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					21.50%
Owned shares					215,000
Clarke Capital, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					21.50%
Owned shares					215,000
White Horse Energy, LC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					9.00%
Owned shares					90,000
Sunergy [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					98.00%
Sponsor [Member]
Organization and Business Operation [Line Items]
Percentage of public shares						100.00%
Public share			$ 0.04				$ 0.0175
Redemption of shares calculated based on business days prior to consummation of business combination						15 months
Related Party [Member]
Organization and Business Operation [Line Items]
Accounts payable and accrued expenses						$ 2,122,937
Cash [Member]
Organization and Business Operation [Line Items]
Cash held outside of the trust account						60,518
Esgen Acquisition Corp [Member]
Organization and Business Operation [Line Items]
Cash held outside of the trust account						16,079,250		$ 614,767
Aggregate redemption amount
Accounts payable and accrued expenses						$ 5,669,349		$ 1,866,992
Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Converted shares	1
Shares issued, price per share					$ 12	$ 10
Convertible shares						1
Public share						$ 1,488,000
Stock issued during period, shares new issues			24,703,445
Redemption price per share			$ 10.35			$ 0.0001
Sponsor share conversion						5,619,077
Class A Common Stock [Member] | Public Warrants [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share					11.5
Class A Common Stock [Member] | Esgen Acquisition Corp [Member]
Organization and Business Operation [Line Items]
Common shares, par value						$ 0.0001		$ 0.0001
Common shares, shares outstanding						5,619,077		0
Class V Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, par value					$ 0.0001
Class V Common Stock [Member] | Sunergy [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity					83.80%
OpCo Preferred Units [Member]
Organization and Business Operation [Line Items]
Convertible shares		500,000
OpCo Preferred Units [Member] | Sponsor PIPE Investment [Member]
Organization and Business Operation [Line Items]
Convertible shares		500,000
Convertible OpCo Preferred Units [Member]
Organization and Business Operation [Line Items]
Convertible shares		1,500,000
Class B Ordinary Shares [Member] | Esgen Acquisition Corp [Member]
Organization and Business Operation [Line Items]
Common shares, par value						$ 0.0001		$ 0.0001
Common shares, shares outstanding						1,280,923		6,900,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Sale of units, net of underwriting discounts		1,000,000
Shares issued, price per share		$ 10				$ 10
Aggregate consideration		$ 15,000,000
Sponsor [Member] | Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, shares outstanding						7,027,632
IPO [Member]
Organization and Business Operation [Line Items]
Sale of units, net of underwriting discounts				27,600,000
Shares issued, price per share				$ 10.2		$ 10
Proceeds from issuance initial public offering				$ 281,520,000
IPO [Member] | Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Sale of private placement warrants				14,040,000
Exercise price of warrants				$ 11.5
Price of warrant				1
IPO [Member] | Public Warrants [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share						$ 10.2
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share				$ 10
Founder Shares [Member]
Organization and Business Operation [Line Items]
Percentage of public shares						100.00%
Founder Shares [Member] | Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Sponsor share conversion						5,619,077
Common shares, shares outstanding						7,027,632